Financial Instruments - Summary of Carrying Value and Fair Value of Each Category of Financial Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)		Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of financial assets [line items]
Financial assets investments - at fair value	₨ 48,865	$ 707	₨ 1,595	[1]	$ 23	₨ 695
Other non-current assets	64,499	933	43,907	[1]
Trade and other receivable	100,034	1,446	84,263	[1]
Short term investments -Bank deposits	10,368	150	30,633
Derivative financial assets	778	11	1,524	[1]
Cash and cash equivalents	72,291	1,045	42,192	[1]
Restricted cash and cash equivalents	1,040	15	2,483	[1]
Carrying amount [member]
Disclosure of financial assets [line items]
Financial assets investments - at fair value	48,865	707	1,595
Other non-current assets	47,959	693	30,049
Trade and other receivable	65,470	947	44,549
Short term investments -Bank deposits	10,368	150	30,633
Other investments	281,744	4,074	285,363
Derivative financial assets	778	11	1,524
Cash and cash equivalents	72,291	1,045	42,192
Restricted cash and cash equivalents	1,040	15	2,483
Financial assets	528,515	7,642	438,388
Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Financial assets investments - at fair value	48,865	707	1,595
Other non-current assets	47,959	693	30,049
Trade and other receivable	65,470	947	44,549
Short term investments -Bank deposits	10,368	150	30,633
Other investments	281,744	4,074	285,363
Derivative financial assets	778	11	1,524
Cash and cash equivalents	72,291	1,045	42,192
Restricted cash and cash equivalents	1,040	15	2,483
Financial assets	528,515	$ 7,642	438,388
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets investments - at fair value	47,717
Trade and other receivable	2,267
Other investments	281,744
Derivative financial assets	302
Financial assets	332,030
Financial Liabilities Measured At Fair Value through Other Comprehensive Income Category [member]
Disclosure of financial assets [line items]
Financial assets investments - at fair value	1,148
Financial assets	1,148
Derivatives used for hedging [member]
Disclosure of financial assets [line items]
Derivative financial assets	476
Financial assets	476
Financial liabilities at amortised cost, category [member]
Disclosure of financial assets [line items]
Other non-current assets	47,959
Trade and other receivable	63,203
Short term investments -Bank deposits	10,368
Cash and cash equivalents	72,291
Restricted cash and cash equivalents	1,040
Financial assets	₨ 194,861
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Other investments			285,363
Derivative financial assets			334
Financial assets			285,697
Loans and receivables, category [member]
Disclosure of financial assets [line items]
Other non-current assets			30,049
Trade and other receivable			44,549
Short term investments -Bank deposits			30,633
Cash and cash equivalents			42,192
Restricted cash and cash equivalents			2,483
Financial assets			149,906
Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets investments - at fair value			1,595
Financial assets			1,595
Derivatives used for hedging [member]
Disclosure of financial assets [line items]
Derivative financial assets			1,190
Financial assets			₨ 1,190

[1]	Restated - Refer Note 2(b)